LEASES	6 Months Ended
Jun. 30, 2025
LEASES
LEASES
8.	LEASES

The Group has entered into various non-cancellable operating lease agreements for land use rights, certain offices, warehouses, retail and service locations, and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Operating lease cost	9,850	14,222
Short-term lease cost	4,066	1,431
Variable lease cost	—	83
Total	13,916	15,736

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

Supplemental cash flows information related to leases was as follows:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	9,196	13,522
Right-of-use assets obtained in exchange for lease obligations
Operating leases	145	2,640

Supplemental balance sheet information related to leases was as follows:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Operating Leases
Operating lease right-of-use assets (i)	131,166	144,029
Less: Provision for impairment (note 2(d))	(4,518)	—
	126,648	144,029
Operating lease liabilities, current
− Operating lease liabilities-third parties	11,493	14,094
− Operating lease liabilities-related parties (ii)	1,625	1,028
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	64,794	68,331
− Operating lease liabilities-related parties	4,025	10,729
Total operating lease liabilities	81,937	94,182
(i)Operating lease right-of-use assets included land use rights with carrying amount of US$45,755 as of June 30, 2025.
(ii)This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024, respectively.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, were as follows:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Weighted-average remaining lease term
Operating leases	6.71 years	7.78 years
Weighted-average discount rate
Operating leases	6.31%	6.64%